Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

Acquisition	Amount
Balance as of March 15, 2023	$-
Acquisition of Legacy CXApp	44,122
Measurement Period Adjustments	671
Impairment	(36,056)
Balance as of December 31, 2023	$8,737

Schedule of intangible assets

	December 31, 2024				December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	5.17	$3,294	$(843)	$2,451	$3,294	$(373)	$2,921
Customer Relationships	3.17	5,604	(2,008)	3,596	5,604	(887)	4,717
Developed Technology	8.17	8,697	(1,558)	7,139	8,697	(688)	8,009
Patents and Intellectual Property	8.17	2,703	(485)	2,218	2,703	(214)	2,489
Totals		$20,298	$(4,894)	$15,404	$20,298	$(2,162)	$18,136

Schedule of future amortization expense

For the Years Ending December 31,	Amount
2025	$2,731
2026	2,731
2027	2,731
2028	1,844
2029	1,611
2030 and thereafter	3,756
Total	$15,404